Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 22,809,055	RM 22,368,378
On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	22,373,269	21,408,872
Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 435,786	RM 959,506
Non-interest Bearing [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate
Non-derivative financial liabilities	RM 21,026,860	RM 20,684,288
Non-interest Bearing [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	21,026,860	20,684,288
Non-interest Bearing [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities
Fixed Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 904,025	RM 1,559,140
Fixed Interest Rate [Member] | Bottom of range [member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	3.50%	3.50%
Fixed Interest Rate [Member] | Top of range [member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	5.00%	5.00%
Fixed Interest Rate [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 638,683	RM 680,916
Fixed Interest Rate [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 265,342	RM 878,224
Variable Interest Rate [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate	BLR+	BLR+
Weighted average effective interest rate	2.60%	2.60%
Non-derivative financial liabilities	RM 878,170	RM 124,950
Variable Interest Rate [Member] | On demand or within 1 year [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	707,726	43,668
Variable Interest Rate [Member] | Within 2 to 5 Years [Member]
Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 170,444	RM 81,282